Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Fair Value Measurements
Fair Value Measurements
3.	Fair Value Measurements

The Company measures certain financial assets and liabilities at fair value on a recurring basis. The Company determines fair value based upon the exit price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants, as determined by either the principal market or the most advantageous market. Inputs used in the valuation techniques to derive fair values are classified based on a three-level hierarchy. These levels are:

Level 1: Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date;

Level 2: Inputs are observable, unadjusted quoted prices in active markets for similar assets or liabilities, unadjusted quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the related assets or liabilities; and

Level 3: Unobservable inputs that are significant to the measurement of the fair value of the assets or liabilities that are supported by little or no market data.

Financial instruments consist of cash and cash equivalents, prepaid and other current assets, accounts payable and accrued expenses, and private placement warrants. The carrying values of the Company’s cash, prepaid and other current assets, and accounts payable and accrued expenses approximate their fair value due to the short-term maturity of these instruments.

The following table presents information about the Company’s liabilities measured at fair value on a recurring basis as of March 31, 2024, and December 31, 2023, and the fair value hierarchy of the valuation techniques utilized.

	March 31, 2024
	Level 1	Level 2	Level 3	Total
Financial assets:
Cash equivalents	$87,527	$—	$—	$87,527
Financial liabilities:
Private placement warrants	$—	$1,596	$—	$1,596

	December 31, 2023
	Level 1	Level 2	Level 3	Total
Financial assets:
Cash equivalents	$97,913	$—	$—	$97,913
Financial liabilities:
Private placement warrants	$—	$990	$—	$990

There were no transfers into or out of Level 1, Level 2, or Level 3 during the three months ended March 31, 2024.

Note payable

On December 8, 2022, the Company received $7.6 million in net proceeds from the issuance of a promissory note (the “Note”) issued to Hydra, LLC (“Hydra”) with a face amount of $8.0 million. The Note was repaid on March 20, 2023, upon the consummation of the Business Combination. The Company elected to account for the Note at fair value. Upon the Closing Date of the Business Combination, the Note was remeasured to the settlement value and subsequently repaid for a total of $10.0 million. The Company recorded a loss on remeasurement of the Note of $2.2 million for the three months ended March 31, 2023 within change in fair value of note payable in the condensed consolidated statement of operations. The Note was no longer outstanding as of March 31, 2024 and December 31, 2023.

Research and development license consideration

As consideration for the 2022 Lilly License (see Note 5), Lilly agreed to receive either 550,000 Zura Class A Ordinary Shares upon the closing of the Business Combination (subject to certain lock-up provisions) or 4,702,867 shares of Z33 Series Seed Preferred Shares (the subsidiary redeemable preferred shares) if the Business Combination was not consummated. The arrangement was liability classified and remeasured at fair value at each reporting date (the research and development license consideration liability).

Upon the Closing Date of the Business Combination, the liability was remeasured to its settlement value and subsequently settled through the issuance of 550,000 Class A Ordinary Shares of Zura. The aggregate fair value of the Class A Ordinary Shares of Zura issued to Lilly was determined to be $4.5 million, or $8.16 per share. The Company recorded a loss on the remeasurement of the research and development license consideration liability of $1.9 million for the three months ended March 31, 2023 within research and development in the condensed consolidated statements of operations. The research and development license consideration liability was no longer outstanding as of March 31, 2024 and December 31, 2023.

Private Placement Warrants

As of March 31, 2024, the Company has private placement warrants (see Note 7). Such warrants are measured at fair value on a recurring basis. Because the transfer of private placement warrants to non-permitted transferees would result in the private placement warrants having substantially the same terms as the public warrants, the Company determined that the fair value of each private placement warrant is consistent with that of a public warrant. Accordingly, the private placement warrants are classified as Level 2 financial instruments. The following table provides a summary of changes in the estimated fair value of the private placement warrants:

For the Three
Months Ended
March 31, 2024
Balance at December 31, 2023	$990
Change in fair value	606
Balance at March 31, 2024	$1,596

The Company recorded a loss from the change in fair value of the private placement warrants of $0.6 million and a gain from change in fair value of the private placement warrants of $0.2 million for the three months ended March 31, 2024 and 2023, respectively, within change in fair value of private placement warrants on the condensed consolidated statements of operations.

4.	Fair Value Measurements

The Company measures certain financial assets and liabilities at fair value on a recurring basis. The Company determines fair value based upon the exit price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants, as determined by either the principal market or the most advantageous market. Inputs used in the valuation techniques to derive fair values are classified based on a three-level hierarchy. These levels are:

Level 1: Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date;

Level 2: Inputs are observable, unadjusted quoted prices in active markets for similar assets or liabilities, unadjusted quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the related assets or liabilities; and

Level 3: Unobservable inputs that are significant to the measurement of the fair value of the assets or liabilities that are supported by little or no market data.

Financial instruments consist of cash and cash equivalents, prepaid and other current assets, accounts payable and accrued expenses, note payable, private placement warrants, and research and development license consideration. The carrying values of the Company’s cash, prepaid and other current assets, and accounts payable and accrued expenses approximate their fair value due to the short-term maturity of these instruments.

The following table presents information about the Company’s financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2023 and 2022, and the fair value hierarchy of the valuation techniques utilized:

	December 31, 2023
	Level 1	Level 2	Level 3	Total
Financial assets:
Cash equivalents	$97,913	$—	$—	$97,913
Financial liabilities:
Private placement warrants	$—	$990	$—	$990

	December 31, 2022
	Level 1	Level 2	Level 3	Total
Financial liabilities:
Note payable	$—	$—	$7,756	$7,756
Research and development license consideration	$—	$—	$2,634	$2,634
Total	$—	$—	$10,390	$10,390

There were no transfers into or out of Level 1, Level 2, or Level 3 during the year ended December 31, 2023 and the period ended December 31, 2022.

Note payable

The Company elected the fair value option to account for its Note payable to Hydra, LLC (see Note 10). The fair value of the Note payable at issuance was measured as the cash proceeds from the Note. The fair value of the Note payable subsequent to issuance was estimated using the probability-weighted expected return method (“PWERM”), whereby the total settlement obligation under the Note was determined based on the amounts payable to Hydra under various scenarios. The PWERM’s output is determined based on inputs not observable in the market, which represented a Level 3 measurement within the fair value hierarchy. The PWERM contemplated three scenarios: i) the Company consummates the Business Combination without triggering an event of default, ii) the Company triggers an event of default, and consummates the Business Combination, and iii) the Company does not consummate the Business Combination. The settlement value of each scenario was determined using a discounted cash flow model. Significant estimates in the cash flow model include the discount rate and time to repayment. As of December 31, 2022, the weighted average discount rate was 9.0%, and the weighted average time to repayment was 0.6 years, each weighted by the probability of the scenario. Upon the Closing Date of the Business Combination, the Note was remeasured to the settlement value and subsequently repaid for a total of $10.0 million. The following table provides a summary of changes in the estimated fair value of the Note:

December 31, 2023
Balance at December 31, 2022	$7,756
Remeasurement of the Note to settlement value upon the Closing of the Business Combination	2,244
Settlement of the Note	(10,000)
Balance at December 31, 2023	$—

The Company recorded a loss on remeasurement of the Note of $2.2 million and $0.2 million for the year ended December 31, 2023 and the period ended December 31, 2022, respectively, within change in fair value of note payable in the consolidated statements of operations.

Research and development license consideration

As consideration for the 2022 Lilly License (see Note 6), Lilly agreed to receive either 550,000 Zura Class A Ordinary Shares upon the closing of the Business Combination (subject to certain lock-up provisions) or 4,702,867 shares of Z33 Series Seed Preferred Shares (the subsidiary redeemable preferred shares) if the Business Combination was not consummated. As of December 31, 2022, the arrangement was liability classified and remeasured at fair value at each reporting date (the research and development license consideration liability). The fair value of the research and development license consideration liability was estimated using the PWERM, whereby the total settlement obligation was determined based upon the fair value of the JATT Class A Ordinary Shares, the Z33 Series Seed Preferred Shares, and the probability of the consummation of the Business Combination. As certain of the inputs to the PWERM are not observable in the market, the research and development license consideration liability represented a Level 3 measurement within the fair value hierarchy. As of December 31, 2022, the fair value of JATT Class A Ordinary Shares was determined to be $7.66 per share, a discount to the trading price due to the shares being subject to a lock-up provision. As of December 31, 2022, the fair value of Z33 Series Seed Preferred Shares was determined to be $0.15 per share.

Upon the Closing Date of the Business Combination, the liability was remeasured to its settlement value and subsequently settled through the issuance of 550,000 Class A Ordinary Shares of Zura. The aggregate fair value of the Class A Ordinary Shares of Zura issued to Lilly was determined to be $4.5 million, or $8.16 per share. The following table provides a summary of changes in the estimated fair value of the liability:

December 31, 2023
Balance at December 31, 2022	$2,634
Remeasurement of the liability to settlement value upon the Closing of the Business Combination	1,854
Settlement of the liability	(4,488)
Balance at December 31, 2023	$—

The Company recorded a loss on the remeasurement of the research and development license consideration liability of $1.9 million and $0.2 million for the year ended December 31, 2023 and the period ended December 31, 2022, respectively, within research and development in the consolidated statements of operations.

Private Placement Warrants

As of December 31, 2023, the Company has private placement warrants assumed in connection with the Business Combination (see Note 8). Such warrants are measured at fair value on a recurring basis. Because the transfer of private placement warrants to non-permitted transferees would result in the private placement warrants having substantially the same terms as the public warrants, the Company determined that the fair value of each private placement warrant is consistent with that of a public warrant. Accordingly, the inputs used to value the private placement warrants are classified as Level 2. The following table provides a summary of changes in the estimated fair value of the private placement warrants:

Balance at December 31, 2022	$—
Assumption of private placement warrants	1,714
Change in fair value	(724)
Balance at December 31, 2023	$990

The Company recorded a gain from the change in fair value of the private placement warrants of $0.7 million for the year ended December 31, 2023 within change in fair value of private placement warrants in the consolidated statement of operations.